Cash and Short-Term Deposits - Schedule of Cash and Short-Term Deposits (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Cash and Short-Term Deposits [Abstract]
Cash	RM 1,845,645	$ 438,438	RM 474,716
Pledged Deposits	1,198,262	284,650	1,179,430
Total	RM 3,043,907	$ 723,088	RM 1,654,146